Financial Risk Management (Financial Risk Factors, Maturity Analysis for Financial Liabilities) (Details) - Liquidity risk [member] - Undiscounted cash flow [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-derivatives
Borrowings	¥ 501,435	¥ 606,157
Trade payables	2,922,998	1,908,457
Other payables	695,693	789,567
Amounts due to related parties	4,560,952	3,725,278
Total non-derivatives	8,681,078	7,029,459
Derivatives
Derivative financial instruments	11,005	1,516
Not later than one year [member]
Non-derivatives
Borrowings	501,435	606,157
Trade payables	2,922,998	1,908,457
Other payables	695,693	789,567
Amounts due to related parties	4,560,952	3,725,278
Total non-derivatives	8,681,078	7,029,459
Derivatives
Derivative financial instruments	11,005	1,516
Later than one year and not later than two years [member]
Non-derivatives
Borrowings	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Total non-derivatives	0	0
Derivatives
Derivative financial instruments	0	0
Later than two years and not later than five years [member]
Non-derivatives
Borrowings	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Total non-derivatives	0	0
Derivatives
Derivative financial instruments	0	0
Later than five years [member]
Non-derivatives
Borrowings	0	0
Trade payables	0	0
Other payables	0	0
Amounts due to related parties	0	0
Total non-derivatives	0	0
Derivatives
Derivative financial instruments	¥ 0	¥ 0